Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 30, 2011
SIIT SMALL/MID CAP EQUITY FUND (Prospectus Summary) | SIIT SMALL/MID CAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALL/MID CAP EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 99%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Small/Mid Cap Equity Fund will invest at least
80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small- and medium-sized companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2500 Index (between
$32.5 million and $7.95 billion as of July 31, 2011) at the time of purchase.
The market capitalization range and the composition of the Russell 2500 Index are subject to change. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. For example, the
Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value) and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly and REITs.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk - The risk that smaller and medium capitalization securities may underperform other segments of the equity market or the equity markets as a whole.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

REITs Risk - REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some
REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk - The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over the counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past seven years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past seven years and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 22.03% (06/30/09)

Worst Quarter: -27.32% (12/31/08)

The Fund's total return from January 1, 2011 to June 30, 2011 was 7.13%.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

SIIT SMALL/MID CAP EQUITY FUND (Prospectus Summary) | SIIT SMALL/MID CAP EQUITY FUND | SIIT SMALL/MID CAP EQUITY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Fund's total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.32%)
SIIT SMALL/MID CAP EQUITY FUND | Russell 2500 Index Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2003	[1]
SIIT SMALL/MID CAP EQUITY FUND | SIIT SMALL/MID CAP EQUITY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Annual Return 2004	rr_AnnualReturn2004	19.07%
Annual Return 2005	rr_AnnualReturn2005	8.90%
Annual Return 2006	rr_AnnualReturn2006	15.30%
Annual Return 2007	rr_AnnualReturn2007	0.13%
Annual Return 2008	rr_AnnualReturn2008	(40.68%)
Annual Return 2009	rr_AnnualReturn2009	38.78%
Annual Return 2010	rr_AnnualReturn2010	25.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2003
SIIT SMALL/MID CAP EQUITY FUND | SIIT SMALL/MID CAP EQUITY FUND - CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2003
SIIT SMALL/MID CAP EQUITY FUND | SIIT SMALL/MID CAP EQUITY FUND - CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2003

[1]	Index returns are shown from December 31, 2003.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.